Commitments and Contingent Liabilities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
Commitments and Contingent Liabilities (Textual)
Claims pertaining to damages to nonregistration of shares						$ 450,000
Contingent Liabilities related to audit fees in percentage		10.00%
Stock payable		$ 1,132,148	$ 663,670		$ 963,063
Allscripts agreement payment		900,000
Installment 1 [Member]
Commitments and Contingent Liabilities (Textual)
Allscripts agreement payment		250,000
Installment 2 [Member]
Commitments and Contingent Liabilities (Textual)
Allscripts agreement payment		$ 650,000
Former CEO [Member]
Commitments and Contingent Liabilities (Textual)
Severance costs	$ 405,000
Redemption of unissued common shares	595,384
Redemption of unissued common shares payment	$ 720,415
Related party transactions shares	300,000
Stock payable	$ 295,384
LDM Group [Member]
Commitments and Contingent Liabilities (Textual)
Damage related to LDM' s breach of the agreement				$ 1,000,000
PDR Network [Member]
Commitments and Contingent Liabilities (Textual)
Damage related to LDM' s breach of the agreement				$ 1,000,000